FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of our financial instruments
The following table summarizes the fair value of our financial instruments at September 30, 2015 and December 31, 2014.

Description	September 30, 2015	December 31, 2014
Liabilities:
Promissory note – April 2015	$ 460,000	---

The fair value of our financial instruments consisted of the following at December 31:
Description	2014	2013
Assets:
Notes receivable and accrued interest	---	$ 777,710

Liabilities:
Convertible note – June 2011	---	$ 138,220
Convertible note – July 2011	---	$ 120,738
Convertible note – June 2012	---	$ 888,099